Operating Segment (Tables)	12 Months Ended
Jan. 31, 2019
Operating Segment
Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s

Total segment revenue	136,844	156,311	113,031	176,145
Intersegment eliminations	(24,924)	(24,923)	(16,747)	(32,855)
Other revenue	-	-	-	7,710
Total revenue	111,920	131,388	96,284	151,000

Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income

The Board meets on a monthly basis to assess the performance of each segment, net operating profit does not include non-operating revenue and expenses such as dividends, fair value gains and losses.

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s

Segment EBITDA	(25,602)	(24,053)	(2,126)	10,470
Income tax (expense)/benefit	1,274	(60)	(865)	(5,546)
Other revenue			-	7,710
Any other reconciling items	(24,892)	(13,481)	(12,988)	(33,380)
Total net loss after tax	(49,220)	(37,593)	(15,979)	(20,746)

Disclosure of Detailed Information About Geographical Information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s

New Zealand	40,747	46,665	30,676	62,109
Australia	32,065	38,208	32,913	53,193
United States	34,112	32,323	23,146	19,167
Europe	4,996	14,192	9,549	16,531
	111,920	131,388	96,284	151,000

Disclosure of Detailed Information About Segment Performance

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the year ended 31 January 2019
Revenue from external customers	31,801	18,547	7,154	11,491	5,798	4,996	32,133	-	111,920
Service income	-	-	-	-	-	-	-	-	-
	31,801	18,547	7,154	11,491	5,798	4,996	32,133	-	111,920

Cost of sales	(15,423)	(9,192)	(6,372)	(8,498)	(5,222)	(4,490)	(21,248)	(4,034)	(74,480)
Gross margin	16,378	9,355	781	2,993	576	506	10,885	(4,034)	37,440
Other segment expenses*	(13,537)	(11,003)	(912)	(4,495)	(2,724)	(1,536)	(11,248)	-	(45,454)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(1,050)	(1,050)
Corporate expenses	-	-	-	-	-	-	-	(17,947)	(17,947)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	1,409	1,409
EBITDA	2,842	(1,648)	(130)	(1,502)	(2,148)	(1,030)	(363)	(21,623)	(25,602)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(10,075)	(10,075)
Finance expense	-	-	-	-	-	-	-	(4,041)	(4,041)
Impairment expense	-	-	-	-	-	-	-	(8,173)	(8,173)
Depreciation and amortisation	-	-	-	-	-	-	-	(2,382)	(2,382)
Fair value (gain)/loss on foreign exchange contracts	-	-	-	-	-	-	-	(1,704)	(1,704)
Unrealised foreign exchange gain/(loss)	-	-	-	-	-	-	-	2,258	2,258
Fair value gain/(loss) on Convertible Note derivative	-	-	-	-	-	-	-	(775)	(775)
Loss before income tax expense	2,842	(1,648)	(130)	(1,502)	(2,148)	(1,030)	(363)	(46,514)	(50,494)
Income tax expense	-	-	-	-	-	-	-	1,274	1,274
Loss after income tax expense	2,842	(1,648)	(130)	(1,502)	(2,148)	(1,030)	(363)	(45,240)	(49,220)

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the year ended 31 January 2018
Revenue from external customers	34,269	18,236	10,453	15,512	6,390	14,192	32,234	-	131,286
Service income	-	-	-	-	-	-	-	102	102
	34,269	18,236	10,453	15,512	6,390	14,192	32,234	102	131,388

Cost of sales	(16,488)	(9,457)	(8,213)	(12,545)	(6,438)	(10,221)	(20,974)	(3,123)	(87,459)
Gross margin	17,781	8,779	2,240	2,967	(48)	3,971	11,260	(3,021)	43,929
Other segment expenses*	(13,451)	(11,329)	(1,068)	(3,781)	(3,301)	(2,904)	(11,520)	-	(47,354)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(1,101)	(1,101)
Corporate expenses	-	-	-	-	-	-	-	(19,150)	(19,150)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	(377)	(377)
EBITDA	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(23,649)	(24,053)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(3,272)	(3,272)
Finance expense	-	-	-	-	-	-	-	(8,791)	(8,791)
Impairment expense	-	-	-	-	-	-	-	(1,914)	(1,914)
Depreciation and amortisation	-	-	-	-	-	-	-	(3,030)	(3,030)
Fair value (gain)/loss on foreign exchange contracts	-	-	-	-	-	-	-	(502)	(502)
Unrealised foreign exchange gain/(loss)	-	-	-	-	-	-	-	1,636	1,636
Fair value gain/(loss) on Convertible Note derivative	-	-	-	-	-	-	-	2,393	2,393
Loss before income tax expense	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(37,129)	(37,533)
Income tax expense	-	-	-	-	-	-	-	(60)	(60)
Loss after income tax expense	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(37,189)	(37,593)

* Other segment expenses relate to brand management expenses and some corporate expenses.

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the 7 months ended 31 January 2017
Revenue from external customers	21,953	12,053	7,484	18,091	9,015	9,548	18,140	-	96,284
	21,953	12,053	7,484	18,091	9,015	9,548	18,140	-	96,284

Cost of sales	(9,707)	(5,592)	(4,961)	(11,431)	(6,934)	(6,277)	(11,902)	(340)	(57,144)
Gross margin	12,246	6,461	2,523	6,660	2,081	3,271	6,238	(340)	39,140
Other segment expenses*	(7,480)	(6,196)	(475)	(2,089)	(2,065)	(2,013)	(3,654)	(8,068)	(32,040)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(541)	(541)
Corporate expenses	-	-	-	-	-	-	-	(8,082)	(8,082)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	(603)	(603)
EBITDA	4,766	265	2,048	4,571	16	1,258	2,584	(17,634)	(2,126)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(1,321)	(1,321)
Finance expense	-	-	-	-	-	-	-	(6,238)	(6,238)
Impairment expense	-	(281)	-	-	-	-	-	(11)	(292)
Depreciation and amortisation expense	-	-	-	-	-	-	-	(1,842)	(1,842)
Fair value gain/(loss) on foreign exchange contracts	-	-	-	-	-	-	-	(2,135)	(2,135)
Unrealised foreign exchange (gain)/loss	-	-	-	-	-	-	-	(568)	(568)
Fair value (gain)/loss on Convertible Note derivative	-	-	-	-	-	-	-	(592)	(592)
Loss before income tax expense	4,766	(16)	2,048	4,571	16	1,258	2,584	(30,341)	(15,114)
Income tax expense	-	-	-	-	-	-	-	(865)	(865)
Loss after income tax expense	4,766	(16)	2,048	4,571	16	1,258	2,584	(31,206)	(15,979)

* Other segment expenses relate to brand management expenses and some corporate expenses.

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the year ended 30 June 2016
Revenue from external customers	37,389	20,680	15,071	28,021	18,876	16,531	6,722	-	143,290
Service income	-	-	-	-	-	-	-	7,702	7,702
Other income	-	-	-	-	-	-	-	8	8
	37,389	20,680	15,071	28,021	18,876	16,531	6,722	7,710	151,000
Cost of sales	(16,053)	(8,930)	(10,721)	(18,056)	(14,540)	(11,658)	(3,582)	15	(83,525)
Gross margin	21,336	11,750	4,350	9,965	4,336	4,873	3,140	7,725	67,475
Other segment expenses*	(12,263)	(9,835)	(709)	(3,520)	(2,817)	(3,204)	(2,039)	(13,975)	(48,362)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(801)	(801)
Corporate expenses	-	-	-	-	-	-	-	(13,002)	(13,002)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	5,160	5,160
EBITDA	9,073	1,915	3,641	6,445	1,519	1,669	1,101	(14,893)	10,470
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(2,232)	(2,232)
Finance expense	-	-	-	-	-	-	-	(10,409)	(10,409)
Impairment expense	-	-	-	-	-	-	-	-	-
Depreciation and amortisation expense	-	-	-	(2,157)	-	-	-	(3,289)	(5,446)
Fair value gain/(loss) on foreign exchange contracts	-	-	-	-	-	-	-	(7,660)	(7,660)
Unrealised foreign exchange (gain)/loss	-	-	-	-	-	-	-	77	77
Loss before income tax expense	9,073	1,915	3,641	4,288	1,519	1,669	1,101	(38,406)	(15,200)
Income tax expense	-	-	-	-	-	-	-	(5,546)	(5,546)
Loss after income tax expense	9,073	1,915	3,641	4,288	1,519	1,669	1,101	(43,952)	(20,746)

* Other segment expenses relate to brand management expenses and some corporate expenses.